Provision for legal proceedings and judicial deposits - Summary of Principal Tax Proceedings for Which Risk of Loss is Probable (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities		R$ 16,072,229	R$ 15,884,608
Provision for legal proceedings		2,058,122	2,044,633	R$ 1,714,403
Legal proceedings provision, tax [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		694,524	745,896	813,732
Legal proceedings provision, tax [member] | Compensation with FINSOCIAL [Member]
Disclosure of other provisions [line items]
Provision for legal proceedings	[1]	351,539	337,351
Legal proceedings provision, tax [member] | INSS [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	[2]	117,264	101,399
Legal proceedings provision, tax [member] | ICMS credit [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	[3]	104,889	64,708
Legal proceedings provision, tax [member] | PIS and COFINS [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		6,081	34,412
Legal proceedings provision, tax [member] | IPI [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		23,449	64,969
Legal proceedings provision, tax [member] | Others [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		91,302	143,057
Civil, environmental and regulatory [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		907,205	818,422	512,979
Legal proceedings provision, labor [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		R$ 456,393	R$ 480,315	R$ 387,692

[1]	Compensation of FINSOCIAL with federal taxes, based on a September 2003 final and non-appealable court ruling in the case records where the constitutionality of FINSOCIAL was discussed. Compensation of taxes remains a topic of administrative discussion.
[2]	Amount provisioned as INSS, the majority of which is comprised of amounts related to social security contributions levied on billing in accordance with article 22-A of Law 8.212/91, the constitutionality of which is being litigated. The amounts are deposited with the court. The leading case, RE 611.601 (item 281), is being decided by the Federal Supreme Court, recognizing the constitutionality of art. 22-A of Law No. 8.212/91.
[3]	ICMS: Tax assessments issued by the tax authorities relating to various types of ICMS credits, including: (a) assessment, as sole debtor, for alleged non-compliance with ICMS withholding obligations in relation to a toll contract arising from an agricultural partnership between our sugarcane mills and Central Paulista Ltda. Açúcar e Álcool; (b) ICMS relating to interstate operations taxed as domestic operations and therefore subject to a higher rate, among others.